Debt - Schedule of Debt (Parenthetical) (Details) - STARZ BUSINESS OF LIONS GATE ENTERTAINMENT CORP. $ in Millions	Dec. 31, 2024 USD ($)
Convertible Debt
Debt Instrument [Line Items]
Debt instrument face value	$ 389.9
5.5% Senior Notes
Debt Instrument [Line Items]
Senior Notes	$ 325.1